Schedule of Investments (unaudited)	iShares® International Developed Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.9%
Abacus Property Group	121,865	$241,485
Arena REIT	79,518	210,943
BWP Trust	116,409	323,818
Centuria Industrial REIT	126,818	301,533
Centuria Office REIT	113,428	128,776
Charter Hall Long Wale REIT	159,092	514,857
Charter Hall Retail REIT	119,426	339,146
Charter Hall Social Infrastructure REIT	78,594	193,940
Cromwell Property Group	347,963	178,786
Dexus	259,804	1,506,359
Dexus Industria REIT	52,108	113,880
GPT Group (The)	462,715	1,499,907
Growthpoint Properties Australia Ltd.	65,445	151,165
HomeCo Daily Needs REIT	418,597	401,796
Hotel Property Investments Ltd.	46,421	115,348
Ingenia Communities Group	89,234	293,872
Lifestyle Communities Ltd.	22,751	317,178
Mirvac Group	955,273	1,543,347
National Storage REIT	278,964	459,101
Region RE Ltd.	273,625	525,058
Scentre Group	1,255,450	2,724,083
Stockland	578,369	1,616,118
Vicinity Ltd.	910,305	1,331,813
Waypoint REIT Ltd.	172,163	339,944
		15,372,253
Austria — 0.2%
CA Immobilien Anlagen AG	10,131	315,969

Belgium — 2.7%
Aedifica SA	9,671	848,650
Ascencio	1,182	69,776
Cofinimmo SA	7,810	710,391
Home Invest Belgium SA, NVS	2,357	50,674
Intervest Offices & Warehouses NV	5,730	125,210
Montea NV	3,202	256,976
Nextensa. SA	1,027	53,592
Retail Estates NV	2,746	189,571
Shurgard Self Storage SA	6,095	294,109
VGP NV	2,417	241,510
Warehouses De Pauw CVA	37,677	1,194,809
Xior Student Housing NV	6,697	225,000
		4,260,268
Canada — 7.6%
Allied Properties REIT	30,543	681,309
Artis REIT	19,150	136,729
Boardwalk REIT	9,109	384,884
Canadian Apartment Properties REIT	40,868	1,511,184
Chartwell Retirement Residences	56,166	414,106
Choice Properties REIT	61,896	696,391
Crombie REIT	24,920	309,405
Dream Industrial REIT	59,337	624,342
First Capital Real Estate Investment Trust	51,102	689,400
Granite REIT	14,403	881,467
H&R Real Estate Investment Trust	63,692	622,775
InterRent REIT	31,580	342,015
Killam Apartment REIT	27,488	380,128
NorthWest Healthcare Properties REIT	50,892	385,166
Prinmaris REIT	23,655	271,476
Security	Shares	Value

Canada (continued)
RioCan REIT	73,071	$1,267,505
SmartCentres Real Estate Investment Trust	31,345	664,333
StorageVault Canada Inc., NVS	56,988	275,399
Summit Industrial Income REIT	42,637	733,181
Tricon Residential Inc.	58,637	509,006
		11,780,201
Finland — 0.6%
Citycon OYJ	17,708	133,447
Kojamo OYJ	47,115	723,433
		856,880
France — 3.8%
Carmila SA	13,835	208,827
Covivio	12,102	830,734
Gecina SA	12,465	1,476,475
ICADE	7,807	370,834
Klepierre SA	45,241	1,148,232
Mercialys SA	21,407	237,742
Unibail-Rodamco-Westfield(a)(b)	24,838	1,607,398
		5,880,242
Germany — 5.0%
ADLER Group SA(a)(c)	20,569	31,239
Aroundtown SA(b)	166,428	463,369
Deutsche EuroShop AG	2,886	68,180
Deutsche Wohnen SE	11,999	283,409
Grand City Properties SA	23,098	246,182
Hamborner REIT AG	17,482	136,830
LEG Immobilien SE	17,914	1,400,410
TAG Immobilien AG	36,708	314,362
Vonovia SE	171,145	4,834,488
		7,778,469
Hong Kong — 12.6%
Champion REIT	483,000	214,135
CK Asset Holdings Ltd.	472,000	3,017,736
Fortune REIT	332,000	287,324
Hongkong Land Holdings Ltd.(b)	267,500	1,307,747
Hysan Development Co. Ltd.	146,000	491,209
Link REIT	509,700	4,079,822
New World Development Co. Ltd.	339,333	1,014,233
Prosperity REIT	282,000	82,046
Sino Land Co. Ltd.	876,800	1,139,382
Sun Hung Kai Properties Ltd.	343,000	4,864,292
Sunlight REIT	262,000	116,014
Swire Properties Ltd.	256,000	719,503
Wharf Real Estate Investment Co. Ltd.	374,900	2,146,176
		19,479,619
Ireland — 0.1%
Irish Residential Properties REIT PLC	108,406	134,872

Israel — 0.5%
Amot Investments Ltd.	40,855	239,792
Azrieli Group Ltd.	8,783	565,736
		805,528
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	14,714	45,510

Japan — 26.1%
Activia Properties Inc.	177	530,053
Advance Logistics Investment Corp.	155	166,730
Advance Residence Investment Corp.	311	759,699

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Mall Co. Ltd.	28,400	$400,021
AEON REIT Investment Corp.	412	455,355
Comforia Residential REIT Inc.	157	348,846
CRE Logistics REIT Inc.	124	168,602
Daiwa House REIT Investment Corp.	514	1,118,327
Daiwa Office Investment Corp.	65	306,085
Daiwa Securities Living Investments Corp.	501	419,190
Frontier Real Estate Investment Corp.	116	447,317
Fukuoka REIT Corp.	173	222,479
Global One Real Estate Investment Corp.	230	189,924
GLP J-REIT	1,072	1,213,033
Hankyu Hanshin REIT Inc.	162	178,624
Health Care & Medical Investment Corp.	82	102,159
Heiwa Real Estate Co. Ltd.	7,700	220,298
Heiwa Real Estate REIT Inc.	235	273,307
Hoshino Resorts REIT Inc.	61	349,467
Hulic Co. Ltd.	99,700	819,513
Hulic Reit Inc.	305	364,555
Ichigo Office REIT Investment Corp.	285	186,557
Industrial & Infrastructure Fund Investment Corp.	460	509,790
Invincible Investment Corp.	1,182	504,089
Japan Excellent Inc.	293	279,598
Japan Hotel REIT Investment Corp.	1,076	681,846
Japan Logistics Fund Inc.	216	492,532
Japan Metropolitan Fund Invest.	1,659	1,282,546
Japan Prime Realty Investment Corp.	221	599,535
Japan Real Estate Investment Corp.	315	1,350,559
Kenedix Office Investment Corp.	182	432,352
Kenedix Residential Next Investment Corp.	250	372,616
Kenedix Retail REIT Corp.	147	275,607
LaSalle Logiport REIT	429	519,778
Mirai Corp.	392	132,371
Mitsubishi Estate Co. Ltd.	272,000	3,496,048
Mitsubishi Estate Logistics REIT Investment Corp.	118	370,910
Mitsui Fudosan Co. Ltd.	219,600	4,116,104
Mitsui Fudosan Logistics Park Inc.	128	446,728
Mori Hills REIT Investment Corp.	382	434,081
Mori Trust Sogo REIT Inc.	237	267,451
Nippon Accommodations Fund Inc.	111	498,215
Nippon Building Fund Inc.	369	1,612,664
Nippon Prologis REIT Inc.	556	1,261,642
NIPPON REIT Investment Corp.	105	267,382
Nomura Real Estate Holdings Inc.	26,800	590,684
Nomura Real Estate Master Fund Inc.	1,084	1,267,700
NTT UD REIT Investment Corp.	326	332,482
One REIT Inc.	60	113,732
Orix JREIT Inc.	633	870,921
Samty Residential Investment Corp.	95	79,657
Sankei Real Estate Inc.	106	72,192
Sekisui House Ltd.	134,100	2,534,391
Sekisui House Reit Inc.	997	545,024
SOSiLA Logistics REIT Inc.	158	157,277
Star Asia Investment Corp.	388	157,404
Starts Proceed Investment Corp.	61	106,884
Sumitomo Realty & Development Co. Ltd.	95,400	2,325,578
Takara Leben Real Estate Investment Corp.	144	107,953
Tokyo Tatemono Co. Ltd.	47,900	593,841
Tokyu REIT Inc.	225	339,035
United Urban Investment Corp.	715	813,600
		40,452,940
Security	Shares	Value

Netherlands — 0.4%
Eurocommercial Properties NV	12,381	$310,033
NSI NV	4,350	113,498
Vastned Retail NV	4,243	97,791
Wereldhave NV	9,531	143,173
		664,495
New Zealand — 0.8%
Argosy Property Ltd.	205,146	152,876
Goodman Property Trust	263,181	350,738
Kiwi Property Group Ltd.	380,126	234,911
Precinct Properties New Zealand Ltd.	323,580	262,979
Stride Property Group	117,715	105,766
Vital Healthcare Property Trust	116,134	179,584
		1,286,854
Norway — 0.1%
Entra ASA(c)	13,275	157,018

Singapore — 9.6%
AIMS APAC REIT(b)	138,000	144,353
CapitaLand Ascendas REIT	823,290	1,811,757
CapitaLand Ascott Trust	479,000	406,065
CapitaLand Integrated Commercial Trust	1,222,107	1,999,530
Capitaland Investment Ltd/Singapore	615,800	1,865,634
CDL Hospitality Trusts	210,121	216,820
City Developments Ltd.	112,600	714,653
Cromwell European Real Estate Investment Trust	75,900	132,849
ESR-LOGOS REIT	1,289,620	374,378
Far East Hospitality Trust.	239,600	122,489
Frasers Centrepoint Trust	259,449	439,867
Frasers Logistics & Commercial Trust	678,500	653,052
Keppel DC REIT	309,571	482,517
Keppel Pacific Oak US REIT	208,000	111,447
Keppel REIT	518,300	381,997
Lendlease Global Commercial REIT	438,747	242,980
Manulife US Real Estate Investment Trust	385,200	127,433
Mapletree Industrial Trust	455,545	827,886
Mapletree Logistics Trust	775,760	1,002,896
Mapletree Pan Asia Commercial Trust	549,817	765,028
OUE Commercial Real Estate Investment Trust	526,600	140,577
Parkway Life REIT	92,600	286,604
Prime U.S. REIT	158,500	82,617
SPH REIT	261,365	194,204
Starhill Global REIT	349,200	151,900
Suntec REIT	510,400	545,690
UOL Group Ltd.	119,600	638,134
		14,863,357
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	29,881	99,642
JR REIT XXVII	28,012	102,142
LOTTE REIT Co. Ltd.	29,130	96,610
SK REITs Co. Ltd.	27,069	113,506
		411,900
Spain — 0.9%
Inmobiliaria Colonial Socimi SA	82,495	601,698
Lar Espana Real Estate Socimi SA	13,908	69,401
Merlin Properties Socimi SA	80,537	787,062
		1,458,161
Sweden — 4.5%
Atrium Ljungberg AB, Class B	10,880	194,510
Castellum AB	62,153	852,805

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Catena AB	7,350	$307,495
Cibus Nordic Real Estate AB	11,536	163,529
Corem Property Group AB, Class B	162,365	148,644
Dios Fastigheter AB	21,597	164,576
Fabege AB	60,503	571,825
Fastighets AB Balder, Class B(a)	146,017	752,315
Hufvudstaden AB, Class A	26,047	392,272
Neobo Fastigheter AB(a)	26,557	49,647
NP3 Fastigheter AB	6,711	148,195
Nyfosa AB	44,044	384,059
Pandox AB(a)	21,175	291,536
Platzer Fastigheter Holding AB, Class B	12,696	111,375
Sagax AB, Class B	41,532	1,033,108
Samhallsbyggnadsbolaget i Norden AB	265,570	485,168
Stendorren Fastigheter AB, NVS(a)	3,359	63,193
Wallenstam AB, Class B	80,731	370,608
Wihlborgs Fastigheter AB	64,105	527,784
		7,012,644
Switzerland — 2.8%
Allreal Holding AG, Registered	3,529	604,856
Hiag Immobilien Holding AG	861	77,683
Intershop Holding AG	264	177,085
Mobimo Holding AG, Registered	1,723	443,055
Peach Property Group AG(b)	2,956	63,983
PSP Swiss Property AG, Registered	10,900	1,358,834
Swiss Prime Site AG, Registered	18,304	1,631,037
		4,356,533
United Kingdom — 10.8%
Aberdeen Standard European Logistics Income PLC(c)	95,628	84,766
Abrdn Property Income Trust	95,699	77,868
Assura PLC	703,549	483,559
Balanced Commercial Property Trust Ltd.	131,701	128,920
Big Yellow Group PLC	40,865	609,509
British Land Co. PLC (The)	223,468	1,223,012
Capital & Counties Properties PLC	175,543	248,881
Civitas Social Housing PLC	146,285	103,007
CLS Holdings PLC(b)	40,112	73,684
CT Property Trust Ltd.	56,604	49,751
Custodian REIT PLC	94,930	106,735
Derwent London PLC	26,864	856,954
Empiric Student Property PLC	141,470	152,435
Grainger PLC	176,153	563,774
Great Portland Estates PLC	51,900	364,394
Hammerson PLC	936,715	309,956
Helical PLC	24,824	110,175
Home REIT PLC(d)	191,393	89,782
Impact Healthcare REIT PLC	72,386	92,811
Land Securities Group PLC	177,982	1,559,266
LondonMetric Property PLC	229,654	535,108
LXI REIT PLC	365,151	508,267
NewRiver REIT PLC	70,862	76,791
Security	Shares	Value

United Kingdom (continued)
Phoenix Spree Deutschland Ltd.	22,301	$64,787
Picton Property Income Ltd. (The)	129,794	123,213
Primary Health Properties PLC	318,748	441,620
PRS REIT PLC (The)	125,722	141,047
Regional REIT Ltd.(c)	107,091	78,424
Residential Secure Income PLC, NVS(c)	44,828	43,439
Safestore Holdings PLC	49,569	617,218
Schroder REIT Ltd.	124,369	72,113
Segro PLC	290,420	2,989,464
Shaftesbury PLC	44,758	217,988
Sirius Real Estate Ltd.	262,163	273,110
Supermarket Income REIT PLC	299,727	356,079
Target Healthcare REIT PLC	150,983	150,773
Triple Point Social Housing REIT PLC(c)	88,057	54,118
Tritax Big Box REIT PLC	452,227	871,336
Tritax EuroBox PLC(c)	192,364	159,774
UK Commercial Property REIT Ltd.	180,865	129,282
UNITE Group PLC (The)	77,218	951,258
Urban Logistics REIT PLC	112,800	199,559
Warehouse REIT PLC	95,981	125,193
Workspace Group PLC	34,615	215,509
		16,684,709

Total Long-Term Investments — 99.3%
(Cost: $201,804,659)		154,058,422

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	928,696	929,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	60,000	60,000

Total Short-Term Securities — 0.6%
(Cost: $989,010)		989,253

Total Investments — 99.9%
(Cost: $202,793,669)		155,047,675

Other Assets Less Liabilities — 0.1%		103,058

Net Assets — 100.0%		$155,150,733

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,157,806	$—	$(10,229,360	)(a)	$585	$222	$929,253	928,696	$57,986	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—	(20,000	)(a)	—	—	60,000	60,000	1,401		—
					$585	$222	$989,253		$59,387		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	12	02/27/23	$279	$878
TOPIX Index	1	03/09/23	153	7,089
Dow Jones US Real Estate Index	14	03/17/23	504	37,183
Euro STOXX 50 Index	5	03/17/23	228	12,121
				$57,271

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® International Developed Real Estate ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$15,372,253	$—	$15,372,253
Austria	—	315,969	—	315,969
Belgium	248,578	4,011,690	—	4,260,268
Canada	11,780,201	—	—	11,780,201
Finland	—	856,880	—	856,880
France	—	5,880,242	—	5,880,242
Germany	—	7,778,469	—	7,778,469
Hong Kong	—	19,479,619	—	19,479,619
Ireland	—	134,872	—	134,872
Israel	—	805,528	—	805,528
Italy	45,510	—	—	45,510
Japan	—	40,452,940	—	40,452,940
Netherlands	211,289	453,206	—	664,495
New Zealand	105,766	1,181,088	—	1,286,854
Norway	—	157,018	—	157,018
Singapore	132,849	14,730,508	—	14,863,357
South Korea	—	411,900	—	411,900
Spain	69,401	1,388,760	—	1,458,161
Sweden	—	7,012,644	—	7,012,644
Switzerland	77,683	4,278,850	—	4,356,533
United Kingdom	4,202,343	12,392,584	89,782	16,684,709
Short-Term Securities
Money Market Funds	989,253	—	—	989,253
	$17,862,873	$137,095,020	89,782	$155,047,675
Derivative Financial Instruments(a)
Assets
Equity Contracts	$37,183	$20,088	$—	$57,271

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust